Intangible Assets, Net - Additional Information (Details) $ in Thousands		12 Months Ended
	Mar. 04, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Impairment charges		¥ 0		¥ 0	¥ 0
Amortization of intangible assets		4,366,000	$ 669	2,307,000	¥ 307,000
Intangible assets with an indefinite useful life		¥ 0		¥ 0
MLINK
Business combination, consideration	¥ 8,000,000
Computer software and systems
Weighted average useful life of intangible assets		3 years 10 months 24 days	3 years 10 months 24 days	4 years 2 months 12 days	2 years 7 months 6 days
Technology Based Intangible Assets [Member]
Intangible assets, useful life		5 years	5 years